TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGERS                                         5
      FINANCIAL INFORMATION
         Portfolio of Investments                                       9
         Notes to Portfolio of Investments                             18
         Statement of Assets and Liabilities                           19
         Statement of Operations                                       20
         Statements of Changes in Net Assets                           21
         Notes to Financial Statements                                 22





IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA INCOME STRATEGY FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.





    USAA FAMILY OF FUNDS SUMMARY

FUND TYPE/NAME                RISK
----------------------------------------------
            CAPITAL APPRECIATION
----------------------------------------------
Aggressive Growth             Very high
Capital Growth                Very high
Emerging Markets              Very high
First Start Growth            Moderate to high
Gold                          Very high
Growth                        Moderate to high
Growth & Income               Moderate
International                 Moderate to high
Science & Technology          Very high
Small Cap Stock               Very high
World Growth                  Moderate to high
----------------------------------------------
              ASSET ALLLOCATION
----------------------------------------------
Balanced Strategy             Moderate
Cornerstone Strategy          Moderate
Growth and Tax Strategy       Moderate
Growth Strategy               Moderate to high
Income Strategy               Low to moderate
----------------------------------------------
              INCOME - TAXABLE
----------------------------------------------
GNMA Trust                    Low to moderate
High-Yield Opportunities      High
Income                        Moderate
Income Stock                  Moderate
Intermediate-Term Bond        Low to moderate
Short-Term Bond               Low
----------------------------------------------
             INCOME - TAX EXEMPT
----------------------------------------------
Long-Term                     Moderate
Intermediate-Term             Low to moderate
Short-Term                    Low
State Bond/Income             Moderate
----------------------------------------------
                  INDEXES
----------------------------------------------
Extended Market Index         High
Global Titans Index           Moderate to high
Nasdaq-100 Index              Very high
S&P 500 Index                 Moderate
----------------------------------------------
                MONEY MARKET
----------------------------------------------
Money Market                  Low
Tax Exempt Money Market       Low
Treasury Money Market Trust   Low
State Money Market            Low
----------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICE MARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS OT MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.





MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J. C. ROTH, CFA, APPEARS HERE.]

I started off in the investment business in late 1972. I believe that I could sit down and give you at least a thumbnail sketch of what made every year between then and now unique. The first two years, '73 and '74, were dreadful. In '75 and '76 if you missed January, you missed the year. And so it would go right up to the consecutively incredible years from '95 through '98, and the really incredible '99. Everyone who lives through such experiences will craft some set of beliefs that will serve as a guide to the process of investing. And different people will glean different wisdom from their experience. For me, the experience has led to these beliefs:

      - No one forecasts markets accurately.

      - Therefore, controlling risk is very important.

      - Risk is best controlled by the way you allocate your assets.

USAA's Asset Strategy funds offer an array of choices for controlling your investment risk. Cornerstone and Growth Strategy funds have portfolios that are 75% to 80% in equities. The Balanced and Growth and Tax Strategy funds are more conservative, while Income Strategy adds 20% equities to a fixed-income portfolio.

In short, the Asset Strategy funds offer a spectrum of risk and expected return, and, in a year like we've seen in 2000, provide an excellent way to confront a very challenging market. They are simple and effective risk control investment tools.

Sincerely,

Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.





INVESTMENT REVIEW

USAA INCOME STRATEGY FUND

OBJECTIVE: High current return, with reduced risk over time, through an asset allocation strategy that emphasizes income and gives secondary emphasis to long-term growth of capital.

TYPES OF INVESTMENTS: Invests principally in bonds, and to a lesser extent, stocks and money market instruments.

--------------------------------------------------------------------------------
                                           11/30/00              5/31/00
--------------------------------------------------------------------------------
  Net Assets                             $62.9 Million        $62.1 Million
  Net Asset Value Per Share                 $11.91               $11.93
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/00
--------------------------------------------------------------------------------
         5/31/00                             SINCE INCEPTION     30-DAY
      TO 11/30/00(+)  1 YEAR       5 YEARS      ON 9/1/95       SEC YIELD
          3.67%        5.57%        7.65%         8.69%           4.76%
--------------------------------------------------------------------------------
(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Income Strategy Fund, the Lehman Brothers Aggregate Bond Index, and the Lipper General Bond Funds Average for the period of 9/01/95 through 11/30/00. The data points from the graph are as follows:

              USAA INCOME          LEHMAN         LIPPER
             STRATEGY FUND         INDEX          AVERAGE
             -------------        -------        --------
09/01/95       $10,000            $10,000        $10,000
11/30/95        10,711             10,382         10,398
05/31/96        10,323             10,262         10,475
11/30/96        11,546             11,012         11,264
05/31/97        11,725             11,115         11,492
11/30/97        12,851             11,844         12,185
05/31/98        13,686             12,328         12,649
11/30/98        14,253             12,963         12,983
05/31/99        14,366             12,865         13,018
11/30/99        14,668             12,958         13,065
05/31/00        14,936             13,136         13,143
11/30/00        15,485             14,132         13,777

DATA SINCE INCEPTION ON 9/1/95 THROUGH 11/30/00.

THE GRAPH ILLUSTRATES THE COMPARISON OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA INCOME STRATEGY FUND TO THE LEHMAN INDEX AND THE LIPPER AVERAGE. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX MADE UP OF THE GOVERNMENT/CORPORATE INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX. THE LIPPER GENERAL BOND FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL GENERAL BOND FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.





MESSAGE FROM THE MANAGERS

[PHOTOGRAPH OF THE PORTFOLIO MANAGERS APPEARS HERE: DAVID PARSONS, CFA (STOCKS); DIDI WEINBLATT, CFA (ALLOCATION MANAGER AND BONDS); AND PAMELA BLEDSOE NOBLE, CFA (MONEY MARKET INSTRUMENTS).

FUND OVERVIEW

The USAA Income Strategy Fund's principal strategy is to diversify its portfolio among different asset classes. The Fund's assets are invested primarily in bonds, but also -- to a lesser extent -- in stocks and money market instruments within a preset target range. Bonds provide income, while stocks provide the potential for long-term capital growth.

This mix of stocks and bonds provides you with the benefits of diversification in one Fund. In periods when interest rates are rising and bond prices are falling, rising stock prices can help offset falling bond prices. At other times, rising bond prices can offset falling stock prices. This was the case in the six-month period ending November 30, 2000. Rising bond prices helped to offset falling stock prices, which allowed your Fund to post a 3.67% return for the six months ending November 30, 2000. This compares to the 4.30% Lipper General Bond Fund Average and the 7.58% return for the Lehman Brothers Aggregate Bond Index.

BONDS

In the wake of tighter credit, the economy now shows clear signs of slowing. From June 1999 through May 2000, the Federal Reserve Board (the Fed) raised interest rates six times for a total of 1.75%. As the regulator of the nation's commercial banks, the Fed pushed banks to tighten lending standards for commercial and industrial loans. These two factors, combined with a doubling of energy costs over the past year, have served as brakes to the strong economic growth the United States had been experiencing. Third quarter gross domestic product has slowed to 2.4% -- still good but less than half the second quarter's growth of 5.6%.

A slowing economy is good for the bond market, which has now begun to climb in anticipation of the Fed's lowering interest rates. Fed policy has the most effect on short-term yields. In the last six months, yields on two-year and five-year Treasury bonds dropped by more than 1%. Yields on 10-year and 30-year Treasury bonds also fell, but by smaller amounts. Because bond prices rise as their yields fall, bonds showed strong returns for the period.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

REFER TO THE BOTTOM OF PAGE 4 FOR THE LIPPER GENERAL BOND FUND AVERAGE AND LEHMAN BROTHERS AGGREGATE BOND INDEX DEFINITIONS.


TREASURY INFLATION PROTECTED SECURITIES (TIPS)

The economy is still vulnerable to inflation risk. Oil prices are still more than $30 per barrel, although off their highs. Labor markets remain tight. During this period we initiated a position in Treasury Inflation Indexed Bonds, commonly referred to as TIPS, or Treasury Inflation Protected Securities. These securities offer a "real" -- that is "after inflation" -- rate of return. Like other Treasury securities, TIPS are backed by the full faith and credit of the U.S. government. Ten-year TIPS are now trading at a real yield of 3.8%. With trailing two-month inflation running at around 3.5%, TIPS currently trade at a 7.3% yield, while the regular 10-year Treasury trades at around a 5.5% yield. TIPS are the only security for which real returns are contractually guaranteed. Because TIPS are backed by the full faith and credit of the U.S. government, they can be called a real risk-free asset and can provide inflation protection to the portfolio.

OUTLOOK FOR BONDS

Signs of a slowing economy continue. The risk now is that higher energy prices combined with tighter lending standards by commercial banks will slow growth enough to cause a "hard landing" instead of a "soft landing." We believe that your portfolio is well-positioned for either eventuality -- over half is invested in securities issued by the U.S. government or its agencies. Our team of credit analysts closely monitors our holdings in corporate bonds, currently 22% of the portfolio. Our analysts scrutinize each company's credit fundamentals and follow economic trends that will affect them.


THE 10-YEAR U.S. TREASURY NOTE IS GENERALLY CONSIDERED THE BENCHMARK FOR U.S. INTEREST RATES.


STOCKS

Over the last six months,  the equity sector of the Fund  underperformed the S&P
500. Our weakest areas were communications and technology, where communications equipment (Lucent Technologies), services (VeriSign and Exodus), wireless (Nextel and Sprint PCS), and imaging (Xerox) proved troublesome. The Fund had strong performance from names in the aerospace (Boeing) and consumer staples (Quaker Oats, Sysco, Heinz, and Kimberly-Clark) areas, as well as individual names in technology (Juniper Networks), electric utilities (Duke Energy, Dominion Resources, and Southern Company), and transportation (Southwest Airlines).

OUTLOOK FOR STOCKS

The prospects for a slowing economy and tighter bank lending standards described earlier provide us with not only potential risks, but also opportunities. The equity markets are notorious for overreacting in times of uncertainty and turmoil such as these. The equity sector of the Fund remains fully diversified across economic sectors and industries, not only to minimize the effects of potential risks, but also to take advantage of the opportunities as they arise.

MONEY MARKET INSTRUMENTS

Money market instruments are used to provide liquidity for withdrawals or to provide a temporary investment until stock or bond purchases are made. Commercial paper or U.S. government agency discount notes are the most common investments used for these purposes.

Speaking for our team of portfolio managers, traders, and credit analysts, it's a privilege to be given the opportunity to serve you. Thank you for your confidence and support, and best wishes for the new year.




                          ----------------------------
                              TOP 5 EQUITY HOLDINGS
                                (% OF NET ASSETS)
                          ----------------------------
                          General Electric Co.     0.9
                          Cisco Systems, Inc.      0.6
                          Exxon Mobil Corp.        0.6
                          Pfizer, Inc.             0.6
                          Wal-Mart Stores, Inc.    0.6
                          ----------------------------




THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.





                                ASSET ALLOCATION
                                    11/30/00
                                ----------------

A pie chart is shown here depicting the Asset Allocation as of November 30, 2000 of the USAA Income Strategy Fund to be:

U.S. Government & Agency Issues 55.8%; Corporate Bonds 21.6%; Stocks - 21.4%; and Money Market Instruments - 0.5%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.


YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 9-17.





USAA INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)

                                                                         MARKET
  NUMBER                                                                 VALUE
 OF SHARES             SECURITY                                          (000)
--------------------------------------------------------------------------------
                                 STOCKS (21.4%)

            ADVERTISING/MARKETING (0.1%)
      500   Omnicom Group, Inc.                                          $    39
--------------------------------------------------------------------------------
            AEROSPACE/DEFENSE (0.2%)
    1,800   Boeing Co.                                                       124
--------------------------------------------------------------------------------
            AIR FREIGHT (0.1%)
    1,000   United Parcel Service "B"                                         61
--------------------------------------------------------------------------------
            AIRLINES (0.1%)
    1,600   Southwest Airlines Co.                                            51
--------------------------------------------------------------------------------
            ALUMINUM (0.1%)
    1,500   Alcoa, Inc.                                                       42
--------------------------------------------------------------------------------
            AUTOMOBILES (0.1%)
      500   DaimlerChrysler AG                                                19
      900   Toyota Motor Corp.                                                64
--------------------------------------------------------------------------------
                                                                              83
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (0.8%)
    1,400   Bank of New York Co., Inc.                                        77
    1,500   Bank One Corp.                                                    54
      900   Fifth Third Bancorp                                               48
    1,100   Fleet Boston Financial Corp.                                      41
      800   Mellon Financial Corp.                                            38
      800   Northern Trust Corp.                                              69
      400   State Street Corp.                                                52
    2,700   Wells & Fargo Co.                                                128
--------------------------------------------------------------------------------
                                                                             507
--------------------------------------------------------------------------------
            BANKS - MONEY CENTER (0.3%)
    1,900   Bank of America Corp.                                             76
    2,700   Chase Manhattan Corp.                                             99
    1,300   First Union Corp.                                                 33
--------------------------------------------------------------------------------
                                                                             208
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.1%)
    1,800   Anheuser-Busch Cos., Inc.                                         85
--------------------------------------------------------------------------------
            BEVERAGES - NONALCOHOLIC (0.5%)
    3,700   Coca-Cola Co.                                                    232
    2,100   PepsiCo, Inc.                                                     95
--------------------------------------------------------------------------------
                                                                             327
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (0.3%)
    1,200   Amgen, Inc.*                                                      77
      400   Biogen, Inc.*                                                     22
      600   Genentech, Inc.*                                                  41
      600   Immunex Corp.*                                                    22
      400   Med Immune, Inc.*                                                 21
--------------------------------------------------------------------------------
                                                                             183
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV (0.0%)(b)
      396   General Motors Corp. "H"                                           9
--------------------------------------------------------------------------------
            CHEMICALS (0.2%)
    1,400   Dow Chemical Co.                                                  43
    1,800   Du Pont (E. I.) De Nemours & Co.                                  76
      600   Rohm & Haas Co.                                                   18
--------------------------------------------------------------------------------
                                                                             137
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (0.9%)
      200   CIENA Corp.*                                                      15
    1,400   JDS Uniphase Corp.*                                               70
    3,600   Lucent Technologies, Inc.                                         56
    2,600   Motorola, Inc.                                                    52
    2,800   Nokia Corp. ADR                                                  120
    2,300   Nortel Networks Corp.                                             87
    1,300   QualComm, Inc.*                                                  104
      200   Scientific Atlanta, Inc.                                           8
      500   Tellabs, Inc.*                                                    27
--------------------------------------------------------------------------------
                                                                             539
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (0.8%)
    4,300   Dell Computer Corp.*                                              83
      600   Gateway 2000, Inc.*                                               11
    2,000   Hewlett-Packard Co.                                               63
    2,200   IBM Corp.                                                        206
      700   Palm, Inc.*                                                       25
    1,800   Sun Microsystems, Inc.*                                          137
--------------------------------------------------------------------------------
                                                                             525
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (0.8%)
      300   Brocade Communications Systems, Inc.*                             50
    8,500   Cisco Systems, Inc.*                                             407
      200   Juniper Networks, Inc.*                                           25
      300   Network Appliance, Inc.*                                          15
      200   Redback Networks, Inc.*                                           14
--------------------------------------------------------------------------------
                                                                             511
--------------------------------------------------------------------------------
            COMPUTER - PERIPHERALS (0.3%)
    2,400   EMC Corp.*                                                       179
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (1.4%)
      400   Adobe Systems, Inc.                                               25
    2,600   America Online, Inc.*                                            106
      500   BEA Systems, Inc.*                                                29
      200   Check Point Software Technologies Ltd.*                           21
      700   Computer Associates International, Inc.                           18
      200   I2 Technologies, Inc.*                                            19
    6,100   Microsoft Corp.*                                                 350
    7,000   Oracle Corp.*                                                    185
      400   Siebel Systems, Inc.*                                             28
      400   Tibco Software, Inc.*                                             14
      100   VeriSign, Inc.*                                                    9
      400   Veritas Software Corp.*                                           39
      200   Yahoo! Inc.*                                                       8
--------------------------------------------------------------------------------
                                                                             851
--------------------------------------------------------------------------------
            DISTRIBUTIONS - FOOD/HEALTH (0.1%)
      900   Sysco Corp.                                                       50
--------------------------------------------------------------------------------
            DRUGS (1.7%)
    1,700   Eli Lilly & Co.                                                  159
    3,300   Merck & Co., Inc.                                                306
    8,800   Pfizer, Inc.                                                     390
    1,751   Pharmacia Corp.                                                  107
    1,900   Schering-Plough Corp.                                            106
--------------------------------------------------------------------------------
                                                                           1,068
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.8%)
    1,200   Dominion Resources, Inc.                                          72
    1,200   Duke Energy Corp.                                                108
    1,700   Edison International                                              39
      800   Exelon Corp.                                                      53
    2,100   PG&E Corp.                                                        57
    1,600   Reliant Energy, Inc.                                              63
    2,600   Southern Company                                                  82
    1,000   TXU Corp.                                                         40
--------------------------------------------------------------------------------
                                                                             514
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (1.0%)
   11,500   General Electric Co.                                             570
    1,100   Honeywell International, Inc.                                     54
--------------------------------------------------------------------------------
                                                                             624
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (0.0%)(b)
      381   Agilent Technologies, Inc.*                                       20
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (0.6%)
      500   Analog Devices, Inc.*                                             25
      300   Broadcom Corp.*                                                   29
    6,900   Intel Corp.                                                      263
      400   Micron Technology, Inc.*                                          13
    1,600   Texas Instruments, Inc.                                           60
      400   Xilinx, Inc.*                                                     15
--------------------------------------------------------------------------------
                                                                             405
--------------------------------------------------------------------------------
            ENTERTAINMENT (0.5%)
    1,900   Time Warner, Inc.                                                118
    1,800   Viacom, Inc.*                                                     92
    3,600   Walt Disney Co.                                                  104
--------------------------------------------------------------------------------
                                                                             314
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (0.1%)
      900   Applied Materials, Inc.*                                          36
      400   KLA-Tencor Corp.*                                                 11
--------------------------------------------------------------------------------
                                                                              47
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (0.0%)(b)
      600   Household International, Inc.                                     30
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (1.1%)
    2,500   American Express Co.                                             137
    1,200   Associates First Capital "A"                                      42
    6,000   Citigroup, Inc.                                                  299
    1,000   Fannie Mae                                                        79
      700   Freddie Mac                                                       42
    1,300   Morgan Stanley Dean Witter & Co.                                  83
--------------------------------------------------------------------------------
                                                                             682
--------------------------------------------------------------------------------
            FOODS (0.3%)
    2,000   ConAgra Foods,  Inc.                                              51
    1,200   H.J. Heinz Co.                                                    55
    1,600   Unilever N.V. - New York Shares                                   99
--------------------------------------------------------------------------------
                                                                             205
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (1.0%)
    2,200   Abbott Laboratories                                              121
    1,800   American Home Products Corp.                                     108
    2,900   Bristol-Myers Squibb Co.                                         201
    1,900   Johnson & Johnson, Inc.                                          190
--------------------------------------------------------------------------------
                                                                             620
--------------------------------------------------------------------------------
            HEALTH CARE - HMOS (0.0%)(b)
      200   UnitedHealth Group, Inc.                                          23
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (0.5%)
    1,300   Colgate-Palmolive Co.                                             77
    1,200   Kimberly-Clark Corp.                                              84
    1,900   Procter & Gamble Co.                                             142
--------------------------------------------------------------------------------
                                                                             303
--------------------------------------------------------------------------------
            INSURANCE BROKERS (0.1%)
      400   Marsh & McLennan Cos., Inc.                                       46
--------------------------------------------------------------------------------
            INSURANCE - LIFE/HEALTH (0.1%)
      500   American General Corp.                                            37
--------------------------------------------------------------------------------
            INSURANCE - MULTILINE COMPANIES (0.5%)
    3,018   American International Group, Inc.                               293
--------------------------------------------------------------------------------
            INTERNET SERVICES (0.0%)(b)
      300   Ariba, Inc.*                                                      19
      400   Exodus Communications, Inc. *                                      9
--------------------------------------------------------------------------------
                                                                              28
--------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERAGE (0.3%)
    1,550   Charles Schwab Corp.                                              43
      500   Goldman Sachs Group, Inc.                                         41
      600   Lehman Brothers Holdings, Inc.                                    30
    1,000   Merrill Lynch & Co., Inc.                                         58
--------------------------------------------------------------------------------
                                                                             172
--------------------------------------------------------------------------------
            INVESTMENT MANAGEMENT (0.1%)
      600   Franklin Resources, Inc.                                          22
      600   T. Rowe Price Associates, Inc.                                    22
--------------------------------------------------------------------------------
                                                                              44
--------------------------------------------------------------------------------
            MACHINERY - DIVERSIFIED (0.1%)
    1,100   Caterpillar, Inc.                                                 43
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (0.5%)
    1,000   Corning, Inc.                                                     58
      300   Illinois Tool Works, Inc.                                         17
      500   Minnesota Mining & Manufacturing Co.                              50
    2,400   Tyco International Ltd.                                          127
      700   United Technologies Corp.                                         49
--------------------------------------------------------------------------------
                                                                             301
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (0.2%)
      200   Baxter International, Inc.                                        17
      900   Guidant Corp.*                                                    49
    1,600   Medtronic, Inc.                                                   85
--------------------------------------------------------------------------------
                                                                             151
--------------------------------------------------------------------------------
            OIL - INTERNATIONAL INTEGRATED (1.3%)
    1,900   Chevron Corp.                                                    156
    4,248   Exxon Mobil Corp.                                                374
    2,400   Royal Dutch Petroleum Co. ADR                                    143
    2,400   Texaco, Inc.                                                     139
--------------------------------------------------------------------------------
                                                                             812
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (0.3%)
    1,200   Baker Hughes, Inc.                                                40
      900   Halliburton Co.                                                   30
    1,500   Schlumberger Ltd.                                                 93
      500   Transocean Sedco Forex, Inc.                                      20
--------------------------------------------------------------------------------
                                                                             183
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (0.2%)
      700   Anadarko Petroleum Corp.                                          42
      700   Apache Corp.                                                      37
      700   Burlington Resources, Inc.                                        28
--------------------------------------------------------------------------------
                                                                             107
--------------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS (0.1%)
      700   International Paper Co.                                           24
      600   Weyerhaeuser Co.                                                  26
--------------------------------------------------------------------------------
                                                                              50
--------------------------------------------------------------------------------
            PERSONAL CARE (0.1%)
    1,900   Gillette Co.                                                      64
--------------------------------------------------------------------------------
            PHOTOGRAPHY - IMAGING (0.0%)(b)
      800   Xerox Corp.                                                        6
--------------------------------------------------------------------------------
            PUBLISHING (0.0%)(b)
      300   McGraw Hill, Inc.                                                 16
--------------------------------------------------------------------------------
            PUBLISHING/NEWSPAPERS (0.1%)
      400   Gannett, Inc.                                                     21
      700   Tribune Co.                                                       26
--------------------------------------------------------------------------------
                                                                              47
--------------------------------------------------------------------------------
            RETAIL - BUILDING SUPPLIES (0.2%)
    2,550   Home Depot, Inc.                                                 100
--------------------------------------------------------------------------------
            RETAIL - COMPUTERS & ELECTRONICS (0.0%)(b)
      600   Best Buy Co., Inc.*                                               15
--------------------------------------------------------------------------------
            RETAIL - DEPARTMENT STORES (0.0%)(b)
      600   Kohls Corp.*                                                      32
--------------------------------------------------------------------------------
            RETAIL - FOOD (0.1%)
    1,000   Safeway, Inc.*                                                    59
--------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISING (0.7%)
    1,300   Target Corp.                                                      39
    7,300   Wal-Mart Stores, Inc.                                            381
--------------------------------------------------------------------------------
                                                                             420
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (0.0%)(b)
    1,100   Gap, Inc.                                                         27
--------------------------------------------------------------------------------
            SERVICES - COMPUTER SYSTEMS (0.0%)(b)
      300   Computer Sciences Corp.*                                          20
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (0.1%)
      800   Automatic Data Processing, Inc.*                                  53
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.1%)
    1,100   Nextel Communications, Inc.*                                      34
    1,300   Sprint Corp. - PCS Group*                                         30
--------------------------------------------------------------------------------
                                                                              64
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.3%)
    3,200   AT&T Corp.                                                        63
    1,400   Qwest Communications International, Inc.*                         53
    3,600   WorldCom, Inc.*                                                   53
--------------------------------------------------------------------------------
                                                                             169
--------------------------------------------------------------------------------
            TELEPHONES (0.9%)
    2,900   BellSouth Corp.                                                  121
    4,542   SBC Communications, Inc.                                         250
    4,040   Verizon Communications                                           227
--------------------------------------------------------------------------------
                                                                             598
--------------------------------------------------------------------------------
            TOBACCO (0.2%)
    3,500   Philip Morris Cos., Inc.                                         134
--------------------------------------------------------------------------------
            Total stocks (cost: $11,801)                                  13,457
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                           COUPON
  (000)                                             RATE     MATURITY
----------------------------------------------------------------------
                            DEBT INSTRUMENTS (77.4%)

            U.S. GOVERNMENT & AGENCY ISSUES (55.8%)
  $    56   Government National Mortgage Assn.      7.00%    3/15/2026        56
    1,069   Government National Mortgage Assn.      7.00     3/15/2026     1,066
      449   Government National Mortgage Assn.      6.00     9/15/2028       429
    8,945   Government National Mortgage Assn.      6.00     1/15/2029     8,544
    2,056   Government National Mortgage Assn.      6.00     1/15/2029     1,964
    6,572   Government National Mortgage Assn.      6.00     1/15/2029     6,277
    3,694   Government National Mortgage Assn.      7.00     6/15/2029     3,678
    4,627   Government National Mortgage Assn.      8.00     2/15/2030     4,736
    2,818   Federal National Mortgage Assn.         7.50     8/01/2030     2,839
      800   Federal National Mortgage Assn.         6.63    11/15/2030       808
    2,985   U.S. Treasury Bonds                     5.25    11/15/2028     2,801
    1,901   U.S. Treasury Inflation Indexed Notes   3.88     1/15/2009     1,910
--------------------------------------------------------------------------------
            Total U.S. government & agency issues (cost: $35,336)         35,108
--------------------------------------------------------------------------------
            CORPORATE BONDS (21.6%)
      500   Central Power & Light Co.               6.63     7/01/2005       497
      500   Citicorp                                6.38     1/15/2006       491
    1,400   Exxon Mobil Corp.                       6.15     7/02/2008     1,406
    1,000   General Electric Capital Corp.
               Medium-Term Notes                    7.25     5/03/2004     1,026
      175   Household Finance Corp.                 6.88     3/01/2007       169
      500   Hydro-Quebec                            6.98     2/28/2005       506
    3,000   Osprey Trust, Osprey I, Inc., Senior
               Notes (a)                            8.31     1/15/2003     3,050
      500   Pacific Bell                            5.88     2/15/2006       481
    1,000   Phillips Petroleum Co.                  8.75     5/25/2010     1,105
      500   Sara Lee Corp.                          6.30    11/07/2005       493
    2,000   ServiceMaster Co., Notes                8.45     4/15/2005     1,899
    2,000   Washington Mutual, Inc.                 8.25     4/01/2010     2,043
      500   Waste Management, Inc.                  7.00    10/15/2006       466
--------------------------------------------------------------------------------
            Total corporate bonds (cost: $13,458)                         13,632
--------------------------------------------------------------------------------
            Total debt instruments (cost: $48,794)                        48,740
--------------------------------------------------------------------------------
                         MONEY MARKET INSTRUMENT (0.5%)

      305   UBS Finance, Inc., Commercial Paper
               (cost: $305)                         6.57    12/01/2000       305
--------------------------------------------------------------------------------
            Total investments (cost: $60,900)                            $62,502
================================================================================





USAA INCOME STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in foreign securities were 1.0% of net assets at November 30, 2000.

SPECIFIC NOTES

(a) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by the Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Trustees.

(b) Represents less than 0.1% of net assets.

* Non-income producing security.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





USAA INCOME STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

NOVEMBER 30, 2000
(UNAUDITED)

ASSETS

   Investments in securities, at market value
      (identified cost of $60,900)                                      $62,502
   Cash                                                                      27
   Receivables:
      Capital shares sold                                                    27
      Dividends and interest                                                460
                                                                        -------
         Total assets                                                    63,016
                                                                        -------

LIABILITIES

   Securities purchased                                                      16
   Capital shares redeemed                                                    3
   USAA Investment Management Company                                        25
   USAA Transfer Agency Company                                              14
   Accounts payable and accrued expenses                                     12
                                                                        -------
         Total liabilities                                                   70
                                                                        -------
            Net assets applicable to capital shares outstanding         $62,946
                                                                        =======

REPRESENTED BY:

   Paid-in capital                                                      $61,327
   Accumulated undistributed net investment income                          541
   Accumulated net realized loss on investments                            (524)
   Net unrealized appreciation of investments                             1,602
                                                                        -------
            Net assets applicable to capital shares outstanding         $62,946
                                                                        =======
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                        5,287
                                                                        =======
   Net asset value, redemption price, and offering price per share      $ 11.91
                                                                        =======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






USAA INCOME STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000
(UNAUDITED)

Net investment income:
   Income:
      Dividends                                                         $    71
      Interest                                                            1,701
                                                                        -------
         Total income                                                     1,772
                                                                        -------
   Expenses:
      Management fees                                                       145
      Transfer agent's fees                                                  81
      Custodian's fees                                                       40
      Postage                                                                10
      Shareholder reporting fees                                              3
      Trustees' fees                                                          3
      Registration fees                                                      19
      Professional fees                                                      13
      Other                                                                   2
                                                                        -------
         Total expenses                                                     316
                                                                        -------
            Net investment income                                         1,456
                                                                        -------
Net realized and unrealized gain on investments:
      Net realized gain                                                      62
      Change in net unrealized appreciation/depreciation                    749
                                                                        -------
            Net realized and unrealized gain                                811
                                                                        -------
Increase in net assets resulting from operations                        $ 2,267
                                                                        =======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






USAA INCOME STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN  THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000, AND YEAR ENDED MAY 31, 2000
(UNAUDITED)

                                                        11/30/00        5/31/00
                                                        -----------------------
From operations:
   Net investment income                                $  1,456       $  2,933
   Net realized gain on investments                           62            491
   Change in net unrealized appreciation/depreciation
      of investments                                         749           (821)
                                                        -----------------------
      Increase in net assets resulting
         from operations                                   2,267          2,603
                                                        -----------------------
Distributions to shareholders from:
   Net investment income                                  (1,442)        (2,911)
                                                        -----------------------
   Net realized gains                                       (909)        (1,165)
                                                        -----------------------
From capital share transactions:
   Proceeds from shares sold                               5,165         19,311
   Reinvested dividends                                    2,079          3,621
   Cost of shares redeemed                                (6,337)       (29,925)
                                                        -----------------------
      Increase (decrease) in net assets from
         capital share transactions                          907         (6,993)
                                                        -----------------------
Net increase (decrease) in net assets                        823         (8,466)
Net assets:
   Beginning of period                                    62,123         70,589
                                                        -----------------------
   End of period                                        $ 62,946       $ 62,123
                                                        =======================
Accumulated undistributed net investment income:
   End of period                                        $    541       $    527
                                                        =======================
Change in shares outstanding:
   Shares sold                                               430          1,615
   Shares issued for dividends reinvested                    174            303
   Shares redeemed                                          (526)        (2,510)
                                                        -----------------------
      Increase (decrease) in shares outstanding               78           (592)
                                                        =======================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






USAA INCOME STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000
(UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 11 separate funds. The information presented in this semiannual report pertains only to the USAA Income Strategy Fund (the Fund). The Fund's investment objective is to seek high current return, with reduced risk over time, through an asset allocation strategy which emphasizes income and gives secondary emphasis to long-term growth of capital.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the six-month period ended November 30, 2000.

(3) DISTRIBUTIONS

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2000, were $12,863,000 and $13,170,000, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 2000, were $3,550,000 and $1,948,000, respectively.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.50% of its annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At November 30, 2000, the Association and its affiliates owned 303,000 shares (5.7%) of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH                                                            NINE-MONTH
                               PERIOD ENDED                                                         PERIOD ENDED
                               NOVEMBER 30,                   YEAR ENDED MAY 31,                       MAY 31,
                               ---------------------------------------------------------------------------------
                                  2000          2000          1999          1998          1997          1996*
                               ---------------------------------------------------------------------------------
Net asset value at
   beginning of period          $  11.93      $  12.17      $  12.11      $  10.84      $  10.06      $  10.00
Net investment income                .28           .53           .44           .46           .50           .39(b)
Net realized and
   unrealized gain (loss)            .15          (.06)          .16          1.31           .83          (.06)
Distributions from net
   investment income                (.28)         (.51)         (.44)         (.46)         (.50)         (.22)
Distributions of realized
   capital gains                    (.17)         (.20)         (.10)         (.04)         (.05)         (.05)
                               ---------------------------------------------------------------------------------
Net asset value at
   end of period                $  11.91      $  11.93      $  12.17      $  12.11      $  10.84      $  10.06
                               =================================================================================
Total return (%) **                 3.67          3.96          4.97         16.72         13.59          3.23
Net assets at
   end of period (000)          $ 62,946      $ 62,123      $ 70,589      $ 39,161      $ 13,878      $ 12,173
Ratio of expenses to
   average net assets (%)           1.00(a)       1.01           .97          1.00          1.00          1.00(a)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)               N/A           N/A           N/A           1.21          1.51          1.78(a)
Ratio of net investment
   income to average
   net assets (%)                   4.63(a)       4.32          3.83          4.35          4.80          4.71(a)
Portfolio turnover (%)             20.87         61.08        117.12          7.15         64.71         78.60


 *  FUND COMMENCED OPERATIONS SEPTEMBER 1, 1995.
** ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS DURING THE PERIOD.
(a) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
(b) CALCULATED USING WEIGHTED AVERAGE SHARES.







TRUSTEES
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                       LEGAL COUNSEL
USAA Shareholder Account Services    Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road             Exchange Place
San Antonio, Texas 78288             Boston, Massachusetts 02109

CUSTODIAN                            INDEPENDENT AUDITORS
State Street Bank and Trust Company  KPMG LLP
P.O. Box 1713                        112 East Pecan, Suite 2400
Boston, Massachusetts 02105          San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS           INTERNET ACCESS
Call toll free - Central Time        usaa.com(REGISTERED TRADEMARK)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777